Other prepaid expenses and current assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Prepaid Expenses and Current Assets

Other prepaid expenses and current assets consisted of the following:

	December 31,
	2011	2012
Value-added tax recoverable	$975,098	$5,071,701
Advances to suppliers	4,808,927	4,349,344
Prepaid income tax	1,200,120	79,963
Other prepaid expenses	2,944,100	2,643,921

	$9,928,245	$12,144,929